April 29, 2011

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Subj:           Security Equity Fund - File Nos.:  002-19458 and 811-01136

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statement of Additional Information do not differ from that contained in Security Equity Fund’s Post-Effective Amendment No. 117, filed electronically on April 28, 2011.

If you have any questions concerning this filing, please contact me at (785) 431-3226, or Julien Bourgeois of Dechert, LLP at (202) 261-3451.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Secretary
Security Equity Fund

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